Stradley Ronon Stevens & Young

100 Park Avenue
Suite 2000
New York, NY 10017
Telephone 212.812.4124
Fax 646.682.7180
www.stradley.com

Jamie M Gershkow

Associate

jgershkow@stradley.com

212.404.0654

1933 Act Rule 497 (e)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

January 13, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:                             XBRL Exhibits

The UBS Funds (“Registrant”)

File Nos. 033-47287 and 811-06637

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the supplement relating to the prospectus dated October 28, 2019, for the Class P2 shares of the UBS Sustainable Development Bank Bond Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on December 31, 2019 (Accession No. 0001104659-19-077155) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

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